COVER LETTER

June 8, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in one Prospectus and two Summary Prospectuses for MassMutual Premier Disciplined Value Fund and MassMutual Premier Disciplined Growth Fund, each dated February 2, 2015, as filed under Rule 497(e) on May 28, 2015. The purpose of this filing is to submit the 497(e) filing dated May 28, 2015 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds